Capital transactions (Details 1) (Stock Options)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	10,851	10,851
Granted
Forfeited	1,666
Exercised
Outstanding	9,185	10,851